Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The computation of the Company’s basic and diluted net profit/(loss) per share is as follows:
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Numerator:
Net loss-continuing operations	$(1,704,994)	$(9,641,098)	$(13,478,704)
Net profit/(loss) – discontinued operations	6,908,558	(712,414)	(16,594,807)
Total net profit/(loss)	5,203,564	(10,353,512)	(30,073,511)

Denominator:
Weighted-average shares outstanding-Basic	654,419	495,877	247,675
Stock options and restricted shares	-	-
Weighted-average shares outstanding-Diluted	1,243,186	495,877	247,675
Loss per share-continuing operations
-Basic	$(2.61)	$(19.44)	$(54.42)
-Diluted	$(1.37)	$(19.44)	$(54.42)

Profit/(Loss) per share-discontinued operations
-Basic	$(0.03)	$(1.44)	$(67.00)
-Diluted	$(0.02)	$(1.44)	$(67.00)